9. Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Composition of deposits
	2015	2014

Non-interest bearing demand	$129,634	$118,557
Interest bearing demand	119,787	111,527
Savings deposits	89,776	83,608
Time deposits, in amounts of $100,000 or more	49,242	52,812
Other time deposits	106,473	116,993

Total deposits	$494,912	$483,497

Scheduled maturities of time deposits
2016	$71,161
2017	25,006
2018	14,313
2019	12,364
2020	13,181
Thereafter	19,690

$155,715